WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:	028-13893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England		July 19, 2011


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:NONE
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $332,090

List of Other Included Managers: NONE

	FORM 13F INFORMATION TABLE

Name of Issuer		                        Title of Class	 	CUSIP		Value		SHRS		Investment Discretion	Other Manager	Voting Authority

AFFYMETRIX INC					COM			00826T108	317		40000		SOLE					SOLE
ALTRIA GROUP INC				COM			02209S103	211		8021		SOLE					SOLE
AOL INC						COM			00184X105	298		15000		SOLE					SOLE
APACHE CORP					COM			037411105	420		3413		SOLE					SOLE
APPLE INC					COM			037833100	57		170		SOLE					SOLE
BANK OF AMERICA CORP				COM			060505104	931		85000		SOLE					SOLE
BAXTER INTERNATIONAL INC			COM			071813109	238		3999		SOLE					SOLE
CALAMP CORP					COM			128126109	304		98000		SOLE					SOLE
CAMELOT INFORMATION SYSTEMS IN			COM			13322V105	124		835246		SOLE					SOLE
CHINA YUCHAI INTL LTD COM			COM			G21082105	358		17000		SOLE					SOLE
CITIGROUP INC					COM			172967424	1078		25920		SOLE					SOLE
COLGATE-PALMOLIVE CO				COM			194162103	53		611		SOLE					SOLE
DR HORTON INC					COM			23331A109	461		40000		SOLE					SOLE
DRESSER-RAND GROUP INC				COM			261608103	43		800		SOLE					SOLE
EBAY INC					COM			278642103	10163		31500		SOLE					SOLE
EXPEDIA INC					COM			30212P105	347		12000		SOLE					SOLE
FIDELITY NATIONAL FINANCIAL IN			CL A			31620R105	425		27000		SOLE					SOLE
FOREST OIL CORP					COM PAR $0.01		346091705	19501		730667		SOLE					SOLE
FOSTER WHEELER AG COM				COM			H27178104	21323		701996		SOLE					SOLE
FRONTIER COMMUNICATIONS CORP			COM			35906A108	18630		2312962		SOLE					SOLE
GENERAL ELECTRIC CO				COM			369604103	376		20000		SOLE					SOLE
GOOGLE INC					CLA			38259P508	20539		40572		SOLE					SOLE
JIAYUAN.COM INTERNATIONAL LTD			SPONSORED ADR		477374102	239		21000		SOLE					SOLE
JOHNSON & JOHNSON				COM			478160104	307		4626		SOLE					SOLE
LAZARD LTD SHS -A-				SHS A			G54050102	17207		464001		SOLE					SOLE
MASCO CORP					COM			574599106	348435		29000		SOLE					SOLE
MONSANTO CO					COM			61166W101	21949		302601		SOLE					SOLE
MONSTER WORLDWIDE INC				COM			611742107	644		44000		SOLE					SOLE
MOODY'S CORP					COM			615369105	297		7750		SOLE					SOLE
MORGANS HOTEL GROUP CO				COM			61748W108	313		43599		SOLE					SOLE
NOBLE CORPORATION BAAR NAMEN-AKT CHF3.80	NAMEN-AKT		H5833N103	21257		539744		SOLE					SOLE
NVIDIA CORP					COM			67066G104	573		36000		SOLE					SOLE
PAMPA ENERGIA SA				SPONS ADR LVL I		697660207	30		2000		SOLE					SOLE
PERFECT WORLD CO LTD         	 		ADR SPON ADR REP B	71372U104	318		17000		SOLE					SOLE
PFIZER INC					COM			717081103	25920		1258580		SOLE					SOLE
PRINCIPAL FINANCIAL GROUP INC			COM			74251V102	318		10463		SOLE					SOLE
QUEPASA CORP					COM NEW			74833W206	10439		143500		SOLE					SOLE
REDIFF.COM INDIA LTD         	 		ADR SPONSORED ADR	757479100	691		75000		SOLE					SOLE
RENESOLA LTD                  			ADR SPONS ADS		75971T103	418		80000		SOLE					SOLE
RENREN INC	SPONSORED 			ADR			759892102	379		43000		SOLE					SOLE
REPUBLIC SERVICES INC				COM			760759100	21720		704419		SOLE					SOLE
RF MICRO DEVICES INC				COM			749941100	318		52000		SOLE					SOLE
SOHU.COM INC					COM			83408W103	144		2000		SOLE					SOLE
SOUTHWESTERN ENERGY CO				COM			845467109	19559		456523		SOLE					SOLE
STILLWATER MINING CO				COM			86074Q102	10559		479454		SOLE					SOLE
SYMANTEC CORP					COM			871503108	315		16000		SOLE					SOLE
TIFFANY & CO					COM			886547108	745		9500		SOLE					SOLE
TIME WARNER CABLE INC				COM			88732J207	21207		271699		SOLE					SOLE
TYCO INTERNATIONAL LTD SHS			SHS			H89128104	21930		444037		SOLE					SOLE
VALERO ENERGY CORP				COM			91913Y100	716		28000		SOLE					SOLE
VARIAN MEDICAL SYSTEMS INC			COM			92220P105	21082		301138		SOLE					SOLE
WEATHERFORD INTERNATIONL LTD  REG		REG SHS			H27013103	21344		1138090		SOLE					SOLE
YAHOO! INC					COM			984332106	451		30000		SOLE					SOLE
YONGYE INTERNATIONAL INC			COM			98607B106	314		60000		SOLE					SOLE

